Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties and Relationship	Names of related parties and relationship
Name	Relationship
Ad Hu Tung Co., Ltd. (“Ad Hu”)	Other related parties
AccuHit AI Technology Taiwan Co., Ltd. (“AccuHit”)	Shareholder
Yi Chuan-Lin	Shareholder
Tzu-Wei Chung	Chairman of the Company
Yu-Ling Yang	Key management
Hsiu Ling-Hsu	Key management
Chih Wei-Lee	Key management

Schedule of Service Revenues	Service revenues
	Year ended December 31,
	2023	2024	2025

Ad Hu	$-	$-	$18,780

Schedule of Service Costs	Service costs
	Year ended December 31,
	2023	2024	2025

Ad Hu	$322,906	$406,433	$344,946
AccuHit	42,370	8,171	1,888
	$365,276	$414,604	$346,834

Schedule of Receivables from Related Parties	Receivables from related parties:
	December 31, 2024	December 31, 2025
Other receivables:
Ad Hu	$-	$3,679

Schedule of Payables to Related Parties	Payables to related parties:
	December 31, 2024	December 31, 2025
Accounts payable:
Ad Hu	$576	$-
AccuHit	346	-
	$922	$-

Schedule of Loans from Related Parties

Outstanding balance:

	December 31, 2024	December 31, 2025

Yi Chuan-Lin	$400,000	$400,000
Tzu-Wei Chung	304,971	636,335
Yu-Ling Yang	91,491	95,450
Hsiu Ling-Hsu	-	286,351
Chih Wei-Lee	-	57,270
	$796,462	$1,475,406

Schedule of Interest Expense and Other Payables –Interest Payable

Interest expense and other payables –interest payable:

	December 31, 2024	December 31, 2025

Yi Chuan-Lin	$42,193	$74,193
Tzu-Wei Chung	728	10,463
Yu-Ling Yang	1,887	5,065
Hsiu Ling-Hsu	-	6,574
Chih Wei-Lee	-	758
	$44,808	$97,053

Principal and interest of loans from related parties	$841,270	$1,572,459

Schedule of Key Management Personnel Compensation	Key management personnel compensation
	Year ended December 31,
	2023	2024	2025

Salaries and other short-term employee benefits	$707,931	$1,339,870	$1,383,839
Post-employment benefits	8,300	25,375	21,390
	$716,231	$1,365,245	$1,405,229